Intangibles (Details) (Predecessor) (USD $)	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds
Intangibles
Amortization expense	$ 200,000	$ 600,000	$ 200,000	$ 600,000	$ 912,119	$ 1,286,127
Future amortization of the intangible assets
2013					744,044
2014	2,217,000	2,217,000			685,804
2015	2,185,000	2,185,000			661,256
2016	2,172,000	2,172,000			648,522
2017	1,996,000	1,996,000			503,884
Thereafter	11,579,000	11,579,000			1,999,376
Total	$ 20,716,000	$ 20,716,000			$ 5,243,000	$ 7,217,917